Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator for basic and diluted earnings per share:
Net (loss) income attributable to stockholders - basic	$ 103	$ (11,193)	$ 11,784	$ (5,588)	$ 9,769	$ 4,110	$ (25,877)	$ (36,570)	$ (5,195)	$ 4,772	$ (63,532)	$ 39,138
Net (loss) income attributable to convertible OP units	(14)				(1,430)					690	(9,583)	8,136
Net (loss) income - diluted	$ 117				$ 11,199					$ 5,462	$ (73,115)	$ 47,274
Denominator:
Weighted-average shares - basic	93,490,000				96,652,000					96,760,000	94,636,000	65,534,000
Effect of dilutive restricted stock awards	151,000				141,000					141,000	0	104,000
Adjusted weighted-average shares - diluted	106,995,000				111,076,000					111,156,000	109,039,000	80,456,000
Earnings Per Share, Basic										$ 0.05	$ (0.67)	$ 0.60
Earnings Per Share, Diluted										$ 0.05	$ (0.67)	$ 0.59
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) income - diluted	$ 117				$ 11,199					$ 5,462	$ (73,115)	$ 47,274
Weighted Average Number of Shares Outstanding, Basic	93,490,000				96,652,000					96,760,000	94,636,000	65,534,000
Weighted Average Number Diluted Shares Outstanding Adjustment	13,354,000				14,283,000					14,255,000	14,403,000	14,818,000
Effect of dilutive restricted stock awards	151,000				141,000					141,000	0	104,000
Weighted Average Number of Shares Outstanding, Diluted	106,995,000				111,076,000					111,156,000	109,039,000	80,456,000
Net (loss) income per share attributable to stockholders - basic and diluted (See Note 16)	$ 0.00	$ (0.12)	$ 0.12	$ (0.06)	$ 0.10	$ 0.06	$ (0.27)	$ (0.39)	$ (0.06)
Share-based Payment Arrangement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share										300,000		800,000